OPERATING SEGMENTS - Geographic Information (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Geographic information:
Revenue	Rp 147,306	$ 9,462	Rp 143,210	Rp 136,447
Non-current operating assets	179,793		170,711
Indonesia
Geographic information:
Revenue	139,983		136,482	130,082
Non-current operating assets	176,586		168,002
Foreign countries
Geographic information:
Revenue	7,323		6,728	Rp 6,365
Non-current operating assets	Rp 3,207		Rp 2,709